INVESTMENT IN EQUITY INSTRUMENTS (Details) - Waterproof [Member] - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Non-current investments in equity instruments designated at fair value through other comprehensive income		$ 2,966,110
Change in fair value		1,139,133
Disposal of investment		(4,105,243)
Balance, end of year